Acquisitions - Husky Energy, Summary of Consideration and Goodwill (Details) - Husky Energy, Inc. $ in Millions	Jan. 01, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date	$ 11
Consideration transferred, acquisition-date fair value	6,883
Cash	735
Restricted Cash	164
Accounts Payable and Accrued Liabilities	1,307
Inventories	1,133
Exploration and Evaluation Assets	45
Property, Plant and Equipment	13,296
Right-of-Use Assets	1,132
Long-Term Income Tax Receivable	66
Other Assets	230
Investment in Equity-Accounted Affiliates	363
Deferred Income Tax Assets, Net	1,062
Accounts Payable and Accrued Liabilities	(2,283)
Income Tax Payable	(94)
Short-Term Borrowings	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,441)
Decommissioning Liabilities	(2,697)
Other Liabilities	(782)
Total Identifiable Net Assets	5,594
Goodwill recognised as of acquisition date	1,289
Common Shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	6,111
Preference shares
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	519
Common Share Warrants
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	216
Cenovus Replacement Stock Options
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	9
Equity Interest Type, Other
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 17